Income Tax (Expense)/ Benefit - Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effect of Bermuda (Domestic) income tax rate	$ 0	$ 0	$ 0
Effect of movement in deferred tax and prior period adjustment	(687)	736	(1,349)
Effect of prior periods adjustment in current tax	(80)	(108)	189
Effect of taxable income in foreign tax jurisdictions	(3,540)	(610)	(710)
Total income tax benefit/(expense)	$ (4,307)	$ 18	$ (1,870)